Earning per share	6 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Earning per share
11	Earnings per share

(a)	Basic earnings per share
Basic earnings per share (“EPS”) is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

(b)	Diluted earnings per share
For the calculation of diluted earnings per share, weighted average number of ordinary shares outstanding is adjusted by the effect of dilutive securities, including share-based awards in respect of share options and restricted share units (“RSU”) as well as puttable shares, under the treasury stock method (collectively forming the denominator for computing the diluted earnings per share). Potentially dilutive securities, including share options, RSU and puttable shares, have been excluded from the computation of weighted average number of ordinary shares for the purpose of diluted earnings per share if their inclusion is anti-dilutive. No adjustments is made to earnings (numerator).
For the six months ended June 30, 2019 and 2020, certain share options, RSU and puttable shares that were anti-dilutive and excluded from the calculation of diluted earnings per share were immaterial on a weighted average basis.
The following table sets forth the computation of basic and diluted net income per share:

	Six months ended June 30,
	2019	2020
	RMB’million	RMB’million
Earnings
Net income attributable to the equity holders of the Company	1,914	1,826

	Number of shares
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,250,730,997	3,308,207,122
Dilution effect- Adjustments for share options and RSU	85,421,112	41,793,863

Shares used in computing diluted earnings per share	3,336,152,109	3,350,000,985

	RMB	RMB
Basic earnings per share for Class A and Class B ordinary shares	0.59	0.55
Diluted earnings per share for Class A and Class B ordinary shares	0.57	0.55
Basic earnings per ADS	1.18	1.10
Diluted earnings per ADS	1.15	1.09
Note: One ADS represented two Class A ordinary shares of the Company.